Annual Total Returns (Vanguard Capital Opportunity Fund - Admiral Shares Participant:) (Vanguard Capital Opportunity Fund, Vanguard Capital Opportunity Fund - Admiral Shares)	12 Months Ended
Sep. 30, 2013
Vanguard Capital Opportunity Fund | Vanguard Capital Opportunity Fund - Admiral Shares
Annual Total Return
2013	42.80%
2012	18.43%
2011	(6.11%)
2010	11.12%
2009	49.03%
2008	(39.00%)
2007	10.65%
2006	16.88%
2005	8.35%
2004	21.78%